Basis of Financial Statements - Recent Developments (Details) - USD ($) $ in Millions		3 Months Ended
	Mar. 21, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Prepaid expenses and other current assets		$ 29.0		$ 25.2
Reclass from property and equipment, net		(168.7)		$ (176.4)
Proceeds from sale of corporate office		13.2	$ 0.0
ABRH | Restatement Adjustment
Subsidiary, Sale of Stock [Line Items]
Reclass from property and equipment, net		(2.4)
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of corporate office	$ 13.2
Lease term	15 years
Liability for finance obligation		13.2
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations | Prepaid Expenses and Other Current Assets
Subsidiary, Sale of Stock [Line Items]
Real estate assets held for sale		(11.2)
ABRH | Disposal Group, Held-for-sale, Not Discontinued Operations | Restatement Adjustment
Subsidiary, Sale of Stock [Line Items]
Prepaid expenses and other current assets		4.3
Real estate assets held for sale		2.4
Reclass from property and equipment, net		$ 4.3